Average Annual Total Returns - Load - Salient Tactical Growth Fund	May 01, 2021
Class C
Average Annual Return:
1 Year	6.33%
5 Years	4.55%
10 Years	3.33%
Since Inception	3.32%
Inception Date	Sep. 14, 2009
Class C | After Taxes on Distributions
Average Annual Return:
1 Year	4.61%
5 Years	3.15%
10 Years	2.10%
Since Inception	2.23%
Inception Date	Sep. 14, 2009
Class C | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.83%
5 Years	2.99%
10 Years	2.20%
Since Inception	2.25%
Inception Date	Sep. 14, 2009
Class C | S&P 500 Index
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	14.27%
Class C | HFRXEquityHedgeIndex [Member]
Average Annual Return:
1 Year	4.60%
5 Years	2.92%
10 Years	0.76%
Since Inception	1.56%
Class A
Average Annual Return:
1 Year	1.75%
5 Years	3.89%
10 Years	3.23%
Since Inception	2.99%
Inception Date	Mar. 12, 2010
Class A | S&P 500 Index
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	13.89%
Class A | HFRXEquityHedgeIndex [Member]
Average Annual Return:
1 Year	4.60%
5 Years	2.92%
10 Years	0.76%
Since Inception	1.49%